Segment Reporting – Significant Expense Disclosure (Details Narrative) - Titan Pharmaceuticals Inc [Member]		1 Months Ended	9 Months Ended	12 Months Ended
	Mar. 20, 2025 USD ($)	Mar. 30, 2025 USD ($)	Sep. 30, 2025 Segment	Dec. 31, 2024 Segment
Number of operating segments			1	1
Number of reportable segments			1	1
Base salary | $	$ 60,000	$ 60,000,000